SECURITIES ACT FILE NO. 333-56881


                                ING EQUITY TRUST

                        SUPPLEMENT DATED NOVEMBER 4, 2002
               TO THE COMBINED STATEMENT OF ADDITIONAL INFORMATION
                            DATED SEPTEMBER 23, 2002


     The following information replaces the information for the ING Real Estate Fund contained in the table of expense limitation agreements on page 46 of the of the ING Equity Trust Statement of Additional Information.

FUND                 CLASS A    CLASS B    CLASS C    CLASS I    CLASS M    CLASS Q    CLASS T
-----                -------    -------    -------    -------    -------    -------    -------
Real Estate Fund      1.45%      2.20%      2.20%      1.00%       N/A       1.45%       N/A










               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE